Segment Information	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
Segment Information
18.	SEGMENT INFORMATION

The Group’s chief operating decision maker has been identified as the Chief Executive Officer (“CEO”) who reviews financial information of operating segments based on US GAAP amounts when making decisions about allocating resources and assessing performance of the Group.

During the years ended December 31, 2016 and 2017, the Group operated and managed its business as a single reporting segment, which included the provision of live video service, value-added services, mobile marketing services, mobile games and other services. The Group did not have discrete financial information of costs and expenses between various services in its internal reporting, and reported costs and expenses by nature as a whole. Therefore, the Group had one operating segment. During the year ended December 31, 2018, as a result of the Tantan acquisition discussed in Note 3, the Group determined that Tantan met the criteria for separate reportable segment given its financial information is separately reviewed by the Group’s CEO. Additionally, the Group started its entertainment business that included TV content production through one of its subsidiary QOOL, for which the Group’s CEO started to review discrete financial information. As a result, the Group determined that for the year ended December 31, 2018, it operated in three operating segments namely Momo, Tantan and QOOL. Momo’s services mostly include live video services, value-added service, mobile marketing services and mobile games derived from the Momo’s platform. Tantan’s services mostly include value-added services provided on Tantan’s platform. QOOL services mainly include advertisement services generated from the Group’s broadcasting of content television.

The Group primarily operates in the PRC and substantially all of the Group’s long-lived assets are located in the PRC.

The Group’s chief operating decision maker evaluates performance based on each reporting segment’s net revenue, operating cost and expenses, operating income and net income. Prior to Tantan acquisition, Tantan’s financial information was not consolidated to the Group’s financial statements, therefore Tantan’s service lines do not have comparable financial information in 2016 and 2017. QOOL started its entertainment business since 2017 and the comparable financial information in 2016 and 2017 account for an insignificant portion to the Group’s consolidated financial statements. Net revenues, operating cost and expenses, operating income, and net income by segment for the years ended December 31, 2016, 2017 and 2018 were as follows:

	For the year ended December 31, 2016
	Momo	Tantan	QOOL	Consolidated
	RMB	RMB	RMB	RMB
Net revenues:	3,707,358	—	—	3,707,358
Cost and expenses:
Cost of revenues	(1,619,327)	—	—	(1,619,327)
Research and development	(208,647)	—	—	(208,647)
Sales and marketing	(647,238)	—	—	(647,238)
General and administrative	(259,712)	—	—	(259,712)

Total cost and expenses	(2,734,924)	—	—	(2,734,924)

Other operating income	2,659	—	—	2,659

Income from operations	975,093	—	—	975,093
Interest income	54,603	—	—	54,603
Impairment loss on long-term investments	(39,283)	—	—	(39,283)
Income tax expense	(34,638)	—	—	(34,638)
Share of income on equity method investments	23,194	—	—	23,194

Net income	978,969	—	—	978,969

	For the year ended December 31, 2017
	Momo	Tantan	QOOL	Consolidated
	RMB	RMB	RMB	RMB
Net revenues:	8,884,823	—	1,567	8,886,390
Cost and expenses:
Cost of revenues	(4,373,377)	—	—	(4,373,377)
Research and development	(346,144)	—	—	(346,144)
Sales and marketing	(1,457,658)	—	(9,718)	(1,467,376)
General and administrative	(417,866)	—	(4,139)	(422,005)

Total cost and expenses	(6,595,045)	—	(13,857)	(6,608,902)

Other operating income	156,764	—	—	156,764

Income (loss) from operations	2,446,542	—	(12,290)	2,434,252
Interest income	145,568	—	—	145,568
Impairment loss on long-term investments	(30,085)	—	—	(30,085)
Income tax expense	(445,001)	—	—	(445,001)
Share of income on equity method investments	39,729	—	—	39,729

Net income (loss)	2,156,753	—	(12,290)	2,144,463

	For the year ended December 31, 2018
	Momo	Tantan	QOOL	Consolidated
	RMB	RMB	RMB	RMB
Net revenues:	12,812,421	417,998	178,002	13,408,421
Cost and expenses:
Cost of revenues	(6,572,954)	(174,858)	(435,085)	(7,182,897)
Research and development	(614,064)	(146,580)	—	(760,644)
Sales and marketing	(1,269,493)	(520,161)	(22,608)	(1,812,262)
General and administrative	(472,057)	(121,887)	(46,079)	(640,023)

Total cost and expenses	(8,928,568)	(963,486)	(503,772)	(10,395,826)

Other operating income	252,458	173	1,066	253,697

Income (loss) from operations	4,136,311	(545,315)	(324,704)	3,266,292
Interest income	268,583	4,285	78	272,946
Interest expense	(56,503)	—	—	(56,503)
Impairment loss on long-term investments	(43,200)	—	—	(43,200)
Income tax expense	(716,729)	21,824	(4,743)	(699,648)
Share of income on equity method investments	48,660	—	—	48,660

Net income (loss)	3,637,122	(519,206)	(329,369)	2,788,547